Real Estate - Leasing Costs For Next Five Years (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Future In-place Lease [Abstract]
Remaining 2020	$ (525)
2021	(2,118)
2022	(2,518)	$ (2,066)
2023	(2,465)	(2,467)
2024	(1,648)	(2,415)
2025	(1,186)	(1,593)
Future Tenant Origination and Absorption Cost [Abstract]
Remaining 2020	14,870
2021	57,846
2022	54,744	57,151
2023	50,184	54,050
2024	38,006	49,246
2025	27,450	41,479
Future Ground Leasehold Improvements [Abstract]
Remaining 2020	(73)
2021	(290)
2022	(290)	(290)
2023	(290)	(290)
2024	(291)	(290)
2025	(290)	(291)
Future Other Leasing Costs [Abstract]
Remaining 2020	1,372
2021	6,057
2022	6,063	5,668
2023	5,934	5,673
2024	5,700	5,571
2025	$ 5,580	$ 5,533